Nature of the Business and Basis of Presentation	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Nature of the Business and Basis of Presentation [Abstract]
Nature of the Business and Basis of Presentation

1. Nature of the Business and Basis of Presentation

Envoy Medical, Inc. (“Envoy Medical” or the “Company”) is a hearing health company focused on the development of fully implanted hearing solutions. The Company has developed two fully implanted hearing devices built around the Company’s proprietary sensor technology, which is implanted in the middle ear. These fully implanted hearing devices are designed to leverage the ear’s natural anatomy to capture sound and eliminate the need for external or subdermal microphones.

The Company’s first product, the Esteem® Fully Implanted Active Middle Ear Implant (“Esteem FI-AMEI”), is a fully implanted active middle ear hearing device. The Esteem FI-AMEI received approval from the United States Food and Drug Administration (“FDA”) in 2010 and remains the only fully implanted hearing device to successfully receive FDA approval.

The Company has shifted its focus to the Company’s second product, the investigational fully implanted Acclaim® Cochlear Implant (“Acclaim CI”), which the Company believes to be the first fully implantable cochlear implant. The Acclaim CI is designed with no external components worn on or behind the ear, does not use an external or subdermal microphone and incorporates an implanted rechargeable battery designed to last several days between charges. The Acclaim CI received the Breakthrough Device Designation from the FDA in 2019. The Acclaim CI is designed to address sensorineural hearing loss that is not adequately addressed by hearing aids. As part of the clinical trial, the Acclaim CI is intended for adults with severe-to-profound sensorineural hearing loss who have been deemed adequate candidates by a qualified physician.

On September 29, 2023 (the “Closing Date”), a merger transaction between Envoy Medical Corporation, Anzu Special Acquisition Corp I (“Anzu”) and Envoy Merger Sub, Inc., a directly, wholly owned subsidiary of Anzu (“Merger Sub”) was completed (hereinafter, the “Merger” or “Business Combination”) pursuant to the business combination agreement, dated as of April 17, 2023 (as amended, the “Business Combination Agreement”). In connection with the closing of the Merger (the “Closing”), Merger Sub merged with Envoy Medical Corporation, with Envoy Medical Corporation surviving the merger as a wholly owned subsidiary of Anzu. In connection with the Closing, Anzu changed its name to Envoy Medical, Inc. The Company’s Class A common stock, par value $0.0001 per share (“Class A Common Stock”), and the Company’s public warrants commenced trading on the Nasdaq Stock Market LLC (“Nasdaq”) on October 2, 2023 under the symbols “COCH” and “COCHW,” respectively.

On April 17, 2023, prior to entering into the Business Combination Agreement, Anzu and Envoy Medical Corporation entered into an agreement (as amended to date, the “Forward Purchase Agreement”) with Meteora Special Opportunity Fund I, LP (“MSOF”), Meteora Capital Partners, LP (“MCP”), Meteora Select Trading Opportunities Master, LP (“MSTO”) and Meteora Strategic Capital, LLC (“MSC” and, collectively with MSOF, MCP and MSTO, the “Sellers” or “Meteora Parties”) for an over-the-counter equity prepaid forward transaction.

Pursuant to the terms of the Forward Purchase Agreement, on the Closing Date, the Sellers purchased 425,606 shares of the Company’s Class A Common Stock (the “Recycled Shares”) directly from the redeeming stockholders of Anzu. During the year ended December 31, 2024, the Sellers sold the full amount of the Recycled Shares and, pursuant to the Forward Purchase Agreement, the Company received $4.00 per share sold, or $1,683. Also, effective upon the Closing Date, the Company paid to the Sellers a prepayment amount of $4,451 required under the Forward Purchase Agreement and transferred to the Sellers 8,512 shares of the Company’s Class A Common Stock.

In addition, pursuant to a subscription agreement dated April 17, 2023 (as amended to date, the “Subscription Agreement”), by and between Anzu and Anzu SPAC GP I LLC (the “Sponsor”), the Company issued, and certain affiliates of the Sponsor purchased, concurrently with the Closing, an aggregate of 1,000,000 shares of the Company’s Series A preferred stock, par value $0.0001 per share (“Series A Preferred Stock”) in a private placement (the “PIPE Transaction”) at a price of $10.00 per share for an aggregate purchase price of $10,000.

The unaudited condensed consolidated financial statements include the accounts of Envoy Medical and its wholly owned subsidiaries Envoy Medical Corporation and Envoy Medical GmbH (Ansbach) (GmbH), which operates a sales office in Germany. All intercompany accounts and transactions have been eliminated in consolidation.

1. Nature of the Business and Basis of Presentation

Envoy Medical, Inc. (“Envoy Medical” or the “Company”) is a hearing health company focused on providing innovative medical technologies across the hearing loss spectrum. Envoy Medical’s technologies are designed to shift the paradigm within the hearing industry and bring both providers and patients the hearing devices they desire. The Company has two fully implanted hearing devices built around the Company’s differentiated sensor technology, which is implanted in the middle ear. The design of the sensor allows both products to be fully implanted, use the ear to pick up sound, and not require the use of an external or subdermal microphone. The Company’s first product, the Esteem® Fully Implanted Active Middle Ear Implant (“Esteem FI-AMEI”), is a fully implanted active middle ear hearing device. The Esteem FI-AMEI received approval from the United States Food and Drug Administration (“FDA”) in 2010 and remains the only fully implanted heading device to successfully receive FDA approval.

The Company has shifted its focus to the Company’s second product, the investigational fully implanted Acclaim® Cochlear Implant (“Acclaim CI”), which is believed to be the first fully implantable cochlear implant of its kind. The Acclaim CI is designed with no external components worn on or behind the ear, does not use an external or subdermal microphone and incorporates an implanted rechargeable battery designed to last several days between charges. The Acclaim CI received the Breakthrough Device Designation from the FDA in 2019. The Acclaim CI is designed to address sensorineural hearing loss that is not adequately addressed by hearing aids. As part of the clinical trial, the Acclaim CI is intended for adults with severe-to-profound sensorineural hearing loss who have been deemed adequate candidates by a qualified physician.

On September 29, 2023 (the “Closing Date”), a merger transaction between Envoy Medical Corporation, Anzu Special Acquisition Corp I (“Anzu”) and Envoy Merger Sub, Inc., a directly, wholly owned subsidiary of Anzu (“Merger Sub”) was completed (hereinafter, the “Merger” or “Business Combination”) pursuant to the business combination agreement, dated as of April 17, 2023 (as amended, the “Business Combination Agreement”). In connection with the closing of the Merger (the “Closing”), Merger Sub merged with Envoy Medical Corporation, with Envoy Medical Corporation surviving the merger as a wholly owned subsidiary of Anzu. In connection with the Closing, Anzu changed its name to Envoy Medical, Inc. The Company’s Class A common stock, par value $0.0001 per share (“Class A Common Stock”), and the Company’s public warrants commenced trading on the Nasdaq Stock Market LLC (“Nasdaq”) on October 2, 2023 under the symbols “COCH” and “COCHW,” respectively.

On April 17, 2023, prior to entering into the Business Combination Agreement, Anzu and Envoy Medical Corporation entered into an agreement (as amended to date, the “Forward Purchase Agreement”) with Meteora Special Opportunity Fund I, LP (“MSOF”), Meteora Capital Partners, LP (“MCP”), Meteora Select Trading Opportunities Master, LP (“MSTO”) and Meteora Strategic Capital, LLC (“MSC” and, collectively with MSOF, MCP and MSTO, the “Sellers” or “Meteora parties”) for an over-the-counter equity prepaid forward transaction.

Pursuant to the terms of the Forward Purchase Agreement, on the Closing Date, the Sellers purchased 425,606 shares of the Company’s Class A Common Stock (the “Recycled Shares”) directly from the redeeming stockholders of Anzu. Also, effective upon the Closing Date, the Company paid to the Sellers a prepayment amount of $4,451 required under the Forward Purchase Agreement directly from the trust account and transferred to the Sellers 8,512 shares of the Company’s Class A Common Stock. During the year ended December 31, 2024, the Sellers sold the full amount of the Recycled Shares and, pursuant to the Forward Purchase Agreement, the Company received $4.00 per share sold, or $1,683.

In addition, pursuant to a subscription agreement dated April 17, 2023 (as amended to date, the “Subscription Agreement”), by and between Anzu and Anzu SPAC GP I LLC (the “Sponsor”), the Company issued, and certain affiliates of the Sponsor purchased, concurrently with the Closing, an aggregate of 1,000,000 shares of the Company’s Series A preferred stock, par value $0.0001 per share (“Series A Preferred Stock”) in a private placement (the “PIPE Transaction”) at a price of $10.00 per share for an aggregate purchase price of $10,000.

The consolidated financial statements include the accounts of Envoy Medical, Inc. and its wholly-owned subsidiaries Envoy Medical Corporation and Envoy Medical GmbH (Ansbach) (GmbH), which operates a sales office in Germany. All intercompany accounts and transactions have been eliminated in consolidation.

Basis of Presentation

The consolidated financial statements are presented in U.S. dollars in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for financial information and pursuant to the rules and regulations of the U.S. Securities and Exchange Commission.